Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series B Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Common Shares [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Equity [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Equity [Member]	Other Comprehensive Income
Balance at beginning period, Temporary equity at Dec. 31, 2019						$ 57,408
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2019						35,199,610
Balance at beginning period at Dec. 31, 2019	$ (39,443)			$ 1			$ 438		$ (39,895)		$ 13
Balance at beginning period, Shares at Dec. 31, 2019				13,679,638
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares			18,262,599
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs			$ 24,314
Issuance of Series B redeemable convertible preferred stock, upon conversion of notes, net of preferred stock tranche liability of $0.8 million,Shares			5,485,858
Issuance of Series B redeemable convertible preferred stock, upon conversion of notes, net of preferred stock tranche liability of $0.8 million			$ 7,940
Issuance of common stock, Shares	(3,103,769)			824,555
Issuance of common stock	$ 333						333
Stock-based compensation	272						272
Unrealized loss on investments	(13)										$ (13)
Net loss	(19,862)								(19,862)
Balance at end of period, Shares at Dec. 31, 2020				14,504,193	2,838,376
Balance at end of period at Dec. 31, 2020	$ (58,713)			$ 1			1,043	$ 1,044	(59,757)	$ (59,757)
Balance at end of period, Temporary equity at Dec. 31, 2020			$ 89,662			$ 89,662
Balance at end of period, Shares, Temporary equity at Dec. 31, 2020	58,948,067	23,748,457	11,536,136			58,948,067
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares		277,977
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs		$ 2,294
Issuance of common stock, Shares				563,460
Issuance of common stock	$ 1,432						1,432
Early exercise of common stock options, Shares				(512,670)
Early exercise of common stock options	(1,329)						(1,329)
Stock-based compensation	372						372
Net loss	(21,002)								(21,002)
Balance at end of period, Shares at Mar. 31, 2021				2,889,166
Balance at end of period at Mar. 31, 2021	$ (79,240)						1,519		(80,759)
Balance at end of period, Temporary equity at Mar. 31, 2021			$ 91,956
Balance at end of period, Shares, Temporary equity at Mar. 31, 2021						11,814,113
Balance at beginning period, Temporary equity at Dec. 31, 2020			$ 89,662			$ 89,662
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2020	58,948,067	23,748,457	11,536,136			58,948,067
Balance at beginning period at Dec. 31, 2020	$ (58,713)			$ 1			1,043	1,044	(59,757)	(59,757)
Balance at beginning period, Shares at Dec. 31, 2020				14,504,193	2,838,376
Net loss	(33,009)
Balance at end of period, Shares at Jun. 30, 2021				2,915,156
Balance at end of period at Jun. 30, 2021	$ (90,636)						2,130		(92,766)
Balance at end of period, Temporary equity at Jun. 30, 2021			$ 171,833
Balance at end of period, Shares, Temporary equity at Jun. 30, 2021						19,517,988
Balance at beginning period, Temporary equity at Dec. 31, 2020			$ 89,662			$ 89,662
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2020	58,948,067	23,748,457	11,536,136			58,948,067
Balance at beginning period at Dec. 31, 2020	$ (58,713)			$ 1			1,043	1,044	(59,757)	(59,757)
Balance at beginning period, Shares at Dec. 31, 2020				14,504,193	2,838,376
Issuance of Series B redeemable convertible preferred stock, Value			$ 82,171
Issuance of Series B redeemable convertible preferred stock, Shares			40,786,476
Issuance of common stock, Shares				3,103,769
Issuance of common stock	1,525						1,525
Early exercise of common stock options, Shares				(2,619,677)
Early exercise of common stock options	(1,329)						(1,329)
Vesting of early exercise of common stock options, Shares				200,806
Vesting of early exercise of common stock options	84						84
Stock-based compensation	2,295						2,295
Unrealized loss on investments	0
Net loss	(55,319)								(55,319)
Balance at end of period, Shares at Dec. 31, 2021				15,189,091	2,972,409
Balance at end of period at Dec. 31, 2021	(111,457)			$ 1			3,618	3,619	(115,076)	(115,076)
Balance at end of period, Temporary equity at Dec. 31, 2021	$ 171,833		$ 171,833			$ 171,833
Balance at end of period, Shares, Temporary equity at Dec. 31, 2021	19,517,988	64,534,933	19,517,988			99,734,543
Balance at beginning period, Temporary equity at Mar. 31, 2021			$ 91,956
Balance at beginning period, Shares, Temporary equity at Mar. 31, 2021						11,814,113
Balance at beginning period at Mar. 31, 2021	$ (79,240)						1,519		(80,759)
Balance at beginning period, Shares at Mar. 31, 2021				2,889,166
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares		7,703,875
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs		$ 79,877
Issuance of common stock, Shares				12,891
Issuance of common stock	21						21
Vesting of early exercise of common stock options, Shares				13,099
Vesting of early exercise of common stock options	28						28
Stock-based compensation	562						562
Net loss	(12,007)								(12,007)
Balance at end of period, Shares at Jun. 30, 2021				2,915,156
Balance at end of period at Jun. 30, 2021	(90,636)						2,130		(92,766)
Balance at end of period, Temporary equity at Jun. 30, 2021			171,833
Balance at end of period, Shares, Temporary equity at Jun. 30, 2021						19,517,988
Balance at beginning period, Temporary equity at Dec. 31, 2021	$ 171,833		$ 171,833			$ 171,833
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2021	19,517,988	64,534,933	19,517,988			99,734,543
Balance at beginning period at Dec. 31, 2021	$ (111,457)			$ 1			3,618	3,619	(115,076)	(115,076)
Balance at beginning period, Shares at Dec. 31, 2021				15,189,091	2,972,409
Issuance of common stock, Shares				172,606
Issuance of common stock	422						422
Vesting of early exercise of common stock options Shares				143,524
Vesting of early exercise of common stock options	375						375
Stock-based compensation	661						661
Net loss	(11,808)								(11,808)
Balance at end of period, Shares at Mar. 31, 2022				3,288,539
Balance at end of period at Mar. 31, 2022	(121,807)						5,077		(126,884)
Balance at end of period, Temporary equity at Mar. 31, 2022			$ 171,833
Balance at end of period, Shares, Temporary equity at Mar. 31, 2022			19,517,988
Balance at beginning period, Temporary equity at Dec. 31, 2021	$ 171,833		$ 171,833			$ 171,833
Balance at beginning period, Shares, Temporary equity at Dec. 31, 2021	19,517,988	64,534,933	19,517,988			99,734,543
Balance at beginning period at Dec. 31, 2021	$ (111,457)			$ 1			3,618	$ 3,619	(115,076)	$ (115,076)
Balance at beginning period, Shares at Dec. 31, 2021				15,189,091	2,972,409
Issuance of common stock, Shares	(199,807)
Net loss	$ (23,360)
Balance at end of period, Shares at Jun. 30, 2022				43,368,270
Balance at end of period at Jun. 30, 2022	$ 154,266			$ 4			292,698		(138,436)
Balance at end of period, Shares, Temporary equity at Jun. 30, 2022	0
Balance at beginning period, Temporary equity at Mar. 31, 2022			$ 171,833
Balance at beginning period, Shares, Temporary equity at Mar. 31, 2022			19,517,988
Balance at beginning period at Mar. 31, 2022	$ (121,807)						5,077		(126,884)
Balance at beginning period, Shares at Mar. 31, 2022				3,288,539
Conversion of redeemable convertible preferred stock into common stock in connection with the Reverse Recapitalization, net of transaction costs,share			(19,517,988)	19,517,988
Conversion of redeemable convertible preferred stock into common stock in connection with the Reverse Recapitalization, net of transaction costs	171,835		$ (171,833)	$ 2			171,833
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares				19,975,963
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs	112,182			$ 2			112,180
Contingent earnout liability recognized upon closing of the Reverse Recapitalization	(9,688)						(9,688)
Cancellation and exchange of convertible note in connection with Reverse Capitalization,share				517,500
Cancellation and exchange of convertible note in connection with Reverse Capitalization	5,184						5,184
Gain recognized on fair value of embedded derivative after cancellation and exchange of convertible note	(1,289)						(1,289)
Early exercise of common stock options, Shares				27,233
Early exercise of common stock options	74						74
Vesting of early exercise of common stock options Shares				41,047
Vesting of early exercise of common stock options	102						102
Stock-based compensation	9,225						9,225
Net loss	(11,552)								(11,552)
Balance at end of period, Shares at Jun. 30, 2022				43,368,270
Balance at end of period at Jun. 30, 2022	$ 154,266			$ 4			$ 292,698		$ (138,436)
Balance at end of period, Shares, Temporary equity at Jun. 30, 2022	0